UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.6%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$1,180,000	$1,182,360
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,855,000	2,894,399
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,468,125
U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC,
5s, 9/1/14	AA	500,000	523,790
			6,068,674

Alaska (0.1%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,735,000	1,709,374

Arizona (1.8%)
AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A,
5 1/4s, 1/1/26	AA-	3,500,000	3,557,540
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	3,850,000	3,900,050
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	5,760,000	5,871,168
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa	3,635,000	4,143,391
Queen Creek, Special Assmt. Bonds (Impt. Dist. No.
001), 5s, 1/1/26	Baa2	725,000	670,023
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Class A, 5 1/4s, 9/1/30	A3	4,500,000	4,301,100
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	504,970
			22,948,242

Arkansas (0.5%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa1	4,900,000	5,245,058
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	Aaa	220,000	207,988
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.05s,
7/1/26	Aaa	1,500,000	1,395,735
			6,848,781

California (3.0%)
CA Edl. Fac. Auth. Rev. Bonds
(Scripps College), 5s, 8/1/31	A1	500,000	489,920
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,215,000	1,171,685
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(Science Ctr. Phase II), Ser. B, FGIC, 5s, 5/1/23	BBB/F	640,000	640,774
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,500,000	1,339,545
CA State G.O. Bonds
5 1/8s, 4/1/23	A1	3,000,000	3,066,360
5s, 11/1/30	A1	5,000	4,993
FGIC, 5s, 6/1/26	A1	5,000,000	5,042,700
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	200,000	183,728
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	483,765
Garvey, School Dist. G.O. Bonds (Election of 2004),
FSA, zero %, 8/1/26	Aaa	545,000	209,394
Golden State Tobacco Securitization Corp. Rev. Bonds

(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	Aaa	530,000	558,715
Lompoc, Hlth. Care Dist. G.O. Bonds (Election
of 2005), Ser. B, XLCA
5s, 8/1/29	A3	1,285,000	1,247,465
5s, 8/1/28	A3	1,125,000	1,099,856
Ontario, COP (Wtr. Syst. Impt.), MBIA, 5s, 7/1/29	AA	500,000	504,375
Port Oakland, Rev. Bonds, Ser. L, FGIC, 5 3/8s, 11/1/27	A1	8,920,000	8,552,050
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	AAA/P	4,000,000	1,564,160
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, zero %, 12/1/22	BBB+	7,500,000	3,257,325
San Bernardino, City U. School Dist. G.O. Bonds, Ser.
A, FSA, 5s, 8/1/28	Aaa	5,005,000	5,115,260
Solano, Cmnty. College Dist. G.O. Bonds (Election
of 2002), Ser. B, FGIC, zero %, 8/1/26	Aa3	9,560,000	3,320,762
			37,896,832

Colorado (1.0%)
CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), 5 1/4s, 6/1/22	A3	1,000,000	998,970
(Valley View Assn.), 5 1/8s, 5/15/37	BBB	1,500,000	1,354,965
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,018,270
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30	A3	2,520,000	2,619,439
6 3/8s, 12/15/30 (Prerefunded)	A3	2,480,000	2,702,382
E-470 Pub. Hwy. Auth. Rev. Bonds
Ser. C1, MBIA, 5 1/2s, 9/1/24	AAA	1,750,000	1,795,640
Ser. A, MBIA, zero %, 9/1/34	AA	13,000,000	2,618,330
			13,107,996

Connecticut (0.5%)
CT State Dev. Auth. Rev. Bonds (Mystic Marine Life
Aquarium), Ser. A, 4 5/8s, 5/1/37	Aa3	2,500,000	2,235,175
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	724,013
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	3,000,000	3,041,250
			6,000,438

Delaware (0.1%)
DE State Hlth. Facs. Auth. Rev. Bonds (Beebe Med.
Ctr.), Ser. A, 5 1/2s, 6/1/24	Baa1	1,250,000	1,244,688

District of Columbia (0.6%)
DC G.O. Bonds, Ser. A, FSA, 5s, 6/1/26	Aaa	5,005,000	5,054,299
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, 5s, 2/1/25	Baa1	1,035,000	982,360
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
5/15/40	BBB	460,000	447,640
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/33	AA-	1,005,000	997,794
			7,482,093

Florida (9.7%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	Aaa	3,000,000	3,034,110
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 7/8s,
5/1/14	BB-/P	730,000	653,438
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,491,645
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	Aaa	460,000	465,092
Ser. G, 5 3/4s, 1/1/37	Aa1	1,645,000	1,665,184
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	AAA/P	1,710,000	1,629,767
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5s, 1/1/36	Aa1	1,535,000	1,528,768
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.3s, 7/1/15	Aa1	320,000	308,656
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.2s, 7/1/14	Aa1	320,000	309,626
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 7/1/13	Aa1	280,000	271,258
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4.1s, 1/1/13	Aa1	235,000	228,267
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 4s, 7/1/12	Aa1	185,000	182,419
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3.7s, 1/1/10	Aa1	170,000	170,243
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll.,
FHLMC Coll., 3 1/2s, 1/1/09	Aa1	135,000	135,852
Flagler Cnty., School Board COP, Ser. A, FSA, 5s,
8/1/19	Aaa	500,000	521,145
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	BB/P	750,000	818,798
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB+/P	5,000	5,000
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A
U.S. Govt. Coll., 7 1/4s, 10/1/29 (Prerefunded)	AAA/P	7,030,000	7,808,151
5 1/4s, 6/1/20	BBB+	1,000,000	993,830

Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	AAA/P	18,500,000	22,824,560
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A1	1,000,000	1,096,290
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds,
AMBAC, 5s, 5/1/24	AA+	1,250,000	1,268,188
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds
(Tampa Elec. Co.), Ser. B, 5.15s, 9/1/13	Baa2	1,125,000	1,118,385
AMBAC, 5s, 3/15/12	AAA	1,350,000	1,335,326
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aaa	2,270,000	2,417,255
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	5,500,000	5,350,895
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	2,500,000	2,501,900
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	A3	1,600,000	1,619,392
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	1,000,000	1,002,990
6.7s, 11/15/19	Ba1	3,700,000	3,785,063
Miami-Dade Cnty., G.O. Bonds (Parks Program), MBIA,
5s, 11/1/25	AA	5,000,000	5,122,900
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev.
Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	A	3,000,000	3,055,530
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s,
8/1/29	A	4,225,000	4,054,733
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31
(Prerefunded)	A2	235,000	253,412
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 7.2s, 5/1/32 (Prerefunded)	AAA	2,095,000	2,264,988
Okeechobee Cnty., Solid Waste Mandatory Put Bonds
(Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	A-2	750,000	748,695
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), Ser. A, MBIA, 6 1/4s, 10/1/18	AA	3,000,000	3,390,450
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty.
Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s,
7/1/10	Aaa	33,000	33,107
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	295,000	236,714
Port Everglades, Port. Auth. Rev. Bonds, U.S. Govt.
Coll., 7 1/8s, 11/1/16 (Prerefunded)	Aaa	6,710,000	7,635,645
South Broward, Hosp. Dist. Rev. Bonds, MBIA, 4 3/4s,
5/1/28	AA	2,000,000	1,925,260
South Miami, Hlth. Fac. Hosp. Rev. Bonds (Baptist
Hlth. South FL Group), 5s, 8/15/27	Aa3	7,050,000	6,846,819
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	410,121
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s,
7/1/23	Aaa	4,300,000	4,386,946
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	5,809,488
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	AA	5,995,000	6,275,806
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer &
Research Inst.), Ser. A, 5 3/4s, 7/1/29	A3	2,500,000	2,526,625
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	100,000	83,711
U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s,
10/1/34	Baa3	500,000	491,565
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	915,000	909,043
West Palm Beach Cmnty., Redev. Agcy. Tax Alloc.
(Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	340,853
			123,343,904

Georgia (4.7%)
Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30
(Prerefunded)	A1	1,000,000	1,050,600
Atlanta, Wtr. & Waste Wtr. VRDN, Ser. C, FSA, 1.85s,
11/1/41	VMIG1	7,800,000	7,800,000
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, MBIA, 4 3/4s,
4/1/11	AA	2,000,000	2,028,120
Cherokee Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. 06,
FSA, 5s, 8/1/25	Aaa	500,000	517,190
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,120,140
GA Muni. Elec. Pwr. Auth. Rev. Bonds
Ser. B, FGIC, 8 1/4s, 1/1/11	AAA/P	10,000,000	11,132,800
Ser. 05-Y, AMBAC, 6.4s, 1/1/13	AA	20,280,000	22,160,970
Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	AA	220,000	237,629
Ser. Y, AMBAC, U.S. Govt. Coll., 6.4s, 1/1/13
(Prerefunded)	AAA/P	1,310,000	1,427,363
Main St. Natural Gas, Inc. Rev. Bonds
Ser. A, 6 1/4s, 7/15/33	A1	6,000,000	5,947,380
(GA Gas), Ser. A, 6s, 7/15/22	A1	3,000,000	2,966,340
(GA Gas), Ser. B, 5s, 3/15/13	A1	500,000	488,120
Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl.
Paper Co.), Ser. A, 6 1/4s, 2/1/25	BBB	1,950,000	1,906,632
			58,783,284

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	410,000	406,138
Madison Cnty., Hosp. COP, 5 1/8s, 9/1/13	BBB-	250,000	253,660
			659,798

Illinois (2.1%)
Chicago, Wtr. Rev. Bonds, FSA, 5s, 11/1/25	Aaa	4,750,000	4,861,340
Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aa2	1,250,000	1,263,500
IL Edl. Fac. Auth. (U. of Chicago), Ser. B, 4.05s,
7/1/25	AA+/P	1,000,000	1,016,810
IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s,
12/1/33	Aaa	2,250,000	2,268,990
IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med.), 6s, 8/15/23	A	400,000	417,540
(Sherman Hlth. Syst.), Ser. 07-A, 5 1/2s, 8/1/37	A-	4,000,000	3,721,040
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	8,000,000	7,673,680
(Newman Foundation), Radian Insd., 5s, 2/1/32	A	3,000,000	2,777,670
IL Hlth. Fac. Auth. Rev. Bonds (Children's Memorial
Hosp.), Ser. A, AMBAC, 5 3/4s, 8/15/25 (Prerefunded)	AA	2,000,000	2,090,760
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/22	Aaa	1,000,000	1,036,660
			27,127,990

Indiana (1.7%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/24	BBB-/F	965,000	894,931
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s,
10/15/21	Aa2	6,150,000	6,062,793
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	AA	3,000,000	3,017,040
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 2.43s, 10/1/32	A-1+	400,000	400,000
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	4,150,000	3,984,581
IN State Fin. Auth. Edl. Fac. Rev. Bonds (Valparaiso
U.), 5s, 10/1/27	A2	1,405,000	1,381,031
IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aa1	700,000	730,716
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	4,500,000	4,280,625
Indianapolis, Local Pub. Impt. Board Rev. Bonds, Ser.
D, FGIC, 5s, 1/1/13	Aa2	645,000	678,334
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A	500,000	502,630
			21,932,681

Iowa (1.3%)
IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D,
GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa	440,000	438,099
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	7,605,000	8,960,667
(Care Initiatives), 9.15s, 7/1/09 (Prerefunded)	AAA	20,000	20,067
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,542,615
IA Fin. Auth. Hlth. Fac. Rev. Bonds (Care
Initiatives), Ser. A, 5 1/2s, 7/1/21	BBB-	2,500,000	2,318,050
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	2,500,000	2,184,725
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	624,488
			16,088,711

Kansas (0.6%)
Burlington, Env. Impt. Mandatory Put Bonds (Pwr. &
Lt.), Ser. A2, FGIC, 5s, 4/1/10	A	500,000	494,275
KS State Dev. Fin. Auth. Rev. Bonds, Ser. K, MBIA
5 1/4s, 11/1/26	Aa2	1,355,000	1,427,411
5 1/4s, 11/1/25	Aa2	1,620,000	1,712,891
KS State Dev. Fin. Auth. Hlth. Fac. Rev. Bonds
(Stormont-Vail Hlthcare, Inc.), Ser. L, MBIA, 5 1/8s,
11/15/32	A2	1,260,000	1,277,237
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32 (Prerefunded)	AAA	500,000	565,845
Lenexa, Hlth. Care Fac. Rev. Bonds, 5 1/2s, 5/15/39	BBB-	1,500,000	1,254,525
			6,732,184

Kentucky (0.1%)
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B, 1.7s, 8/1/37	VMIG1	445,000	445,000
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	245,000	250,799
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38 (FWC)	Baa2	855,000	843,235
			1,539,034

Louisiana (0.7%)
LA Hsg. Fin. Mtge. Agcy. Rev. Bonds (Single Fam. Home
Ownership), Ser. A-2, GNMA Coll., FNMA Coll., 5.8s,
6/1/36	Aaa	2,695,000	2,730,116
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds

(Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	2,000,000	1,971,000
Rapides, Fin. Auth. Mandatory Put Bonds (Cleco Pwr.),
5 1/4s, 3/1/13	Baa1	500,000	495,490
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B
5 7/8s, 5/15/39	BBB	950,000	864,244
5 1/2s, 5/15/30	BBB	2,500,000	2,325,675
			8,386,525

Maine (--%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, Ser. C,
FSA, 5 3/4s, 7/1/30	Aaa	300,000	313,977

Maryland (0.6%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	BB-/P	5,000,000	5,618,700
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.)
6s, 1/1/43	BBB-	1,590,000	1,551,570
5 3/4s, 1/1/38	BBB-	1,000,000	949,750
			8,120,020

Massachusetts (3.3%)
MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s,
1/1/11	AAA/P	1,500,000	1,553,265
MA State Dev. Fin. Agcy. Rev. Bonds (Wheelock
College), Ser. C, 5 1/4s, 10/1/29	BBB	3,300,000	3,229,446
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	820,000	834,760
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	725,000	862,873
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,950,000	3,009,443
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	1,930,000	2,077,664
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	4,750,000	4,822,485
(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	AAA/P	5,800,000	5,916,000
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	924,039
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,011,890
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	1,065,000	1,100,113
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,011,720
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,745,000	1,748,804
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	450,000	455,310
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,148,892
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/26	AAA	1,050,000	1,076,649
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,305,000	3,337,521
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	825,000	712,190
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	A+	600,000	566,478
MA State Port Auth. Rev. Bonds, 13s, 7/1/13
(Prerefunded)	AAA/P	4,715,000	5,862,254
			41,261,796

Michigan (2.0%)
Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	AA	500,000	510,640
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	BBB-	3,120,000	3,096,881
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	525,000	513,602
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	535,000	514,702
5 3/4s, 9/1/17 (Prerefunded)	Ba1	465,000	472,524
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	3,000,000	2,972,850
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,250,000	1,302,463
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,024,940
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	915,000	836,841
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	2,915,000	2,893,371
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	5,012,800
MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow
Chemical), 5 1/2s, 6/1/13	MIG3	5,000,000	5,006,100
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	1,000,000	888,400
			25,046,114

Minnesota (0.8%)
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	4,010,000	4,094,611
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	1,625,000	1,671,816
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 2.40s, 10/1/32	VMIG1	1,600,000	1,600,000
Ser. 5-M2, 2.40s, 10/1/20	VMIG1	400,000	400,000
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
H, 4.3s, 1/1/13	Aa1	660,000	657,868
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds

(Healtheast), 6s, 11/15/35	Baa3	1,250,000	1,254,313
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group), Ser. A, 6s, 7/1/34	BBB	500,000	498,040
			10,176,648

Mississippi (0.6%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	3,000,000	2,940,180
MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa	620,000	635,742
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,195,000	2,258,370
Ser. B, GNMA Coll., FNMA Coll., 5 1/2s, 6/1/36	Aaa	1,130,000	1,133,379
			6,967,671

Missouri (1.6%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A
5 1/2s, 6/1/32	A+	3,250,000	3,259,523
5 1/2s, 6/1/27	A+	3,250,000	3,287,408
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	Aaa	9,500,000	9,604,785
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. B, 2.10s, 9/1/30	VMIG1	1,500,000	1,500,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	280,000	286,266
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA
Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	280,000	284,315
(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll.,
6 1/2s, 9/1/29	AAA	185,000	189,877
(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll.,
6.4s, 9/1/29	AAA	410,000	420,508
(Single Fam. Home Ownership Loan), Ser. C, GNMA Coll.,
FNMA Coll., 5.6s, 9/1/35	AAA	1,200,000	1,209,084
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
3.85s, 9/1/10	AAA	135,000	134,937
3.6s, 9/1/09	AAA	145,000	146,694
			20,323,397

Nebraska (--%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	Aa3	470,000	454,866

Nevada (3.0%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-1, AMBAC, 5s,
7/1/27	AA	10,000,000	9,331,800
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	AA	7,570,000	6,871,516
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB/P	1,720,000	1,695,765
Fernley, G.O. Bonds (Wtr. & Swr.), FSA, 4 5/8s, 2/1/32	Aaa	4,345,000	4,226,251
NV State G.O. Bonds (Cap. Impt. & Cultural Affairs),
Ser. B, FGIC, 5s, 12/1/23	Aa1	15,000,000	15,592,950
Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa	500,000	523,900
			38,242,182

New Hampshire (1.3%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	907,390
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31
(Prerefunded)	A	4,000,000	4,391,840
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/28	A-	3,585,000	3,410,446
(Southern NH Med. Ctr.), Ser. A, 5 1/4s, 10/1/23	A-	1,820,000	1,780,633
NH Hlth. & Ed. Fac. Auth. Hosp. Rev. Bonds
(Catholic Med. Ctr.), 5s, 7/1/32	Baa1	2,865,000	2,526,242
(Concord Hosp.), FGIC, 5s, 10/1/24	A3	2,900,000	2,901,305
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	900,000	961,632
			16,879,488

New Jersey (4.5%)
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth
Amboy Muni. Complex), FGIC, 5s, 3/15/31	BBB/F	3,500,000	3,277,295
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/P	3,150,000	3,567,123
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	9,750,000	9,408,653
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	AA	8,000,000	8,000,000
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(South Jersey Hosp.), 6s, 7/1/12	A3	4,110,000	4,250,850
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,750,000	4,562,518
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	280,000	288,028
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	5,635,000	5,257,680
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	AA	8,760,000	3,783,094
NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans.
Syst.), Ser. B, MBIA, 6 1/2s, 6/15/10	AAA/P	6,250,000	6,651,438

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 6/1/39 (Prerefunded)	Aaa	2,000,000	2,292,820
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,775,000	1,987,219
6 1/8s, 6/1/42 (Prerefunded)	Aaa	1,600,000	1,761,440
Ser. 1A, 5s, 6/1/29	BBB	2,850,000	2,358,489
			57,446,647

New Mexico (0.2%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s,
7/1/29	AAA	475,000	477,081
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	Aaa	2,000,000	2,037,300
			2,514,381

New York (7.3%)
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. D, MBIA, 5s, 9/1/20	AA	500,000	514,480
Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s,
11/15/28	AA	500,000	503,710
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	390,000	390,000
NY City, G.O. Bonds
Ser. G, 5 1/4s, 8/1/16	AA	625,000	678,456
Ser. J/J-1, 5s, 6/1/21	AA	250,000	258,403
NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball
Stadium - Pilot), AMBAC, 5s, 1/1/23	AA	300,000	305,400
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	11,500,000	10,949,955
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	200,000	133,238
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
B, AMBAC, 5s, 6/15/28	AA+	5,000,000	5,099,200
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	2,800,000	3,000,004
NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-	10,900,000	12,567,918
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	12,485,000	13,983,824
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	576,084
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	754,868
(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-	23,100,000	25,307,898
(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Baa1	1,000,000	1,042,830
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aa3	285,000	309,043
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,850,000	1,840,491
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/19	Aaa	1,465,000	1,557,647
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A/P	500,000	500,640
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	730,710
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	75,000	75,254
FGIC, 4 3/4s, 10/15/28	Aa3	8,500,000	7,634,530
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,200,000	2,202,310
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	AAA	1,000,000	1,079,030
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	921,890
			92,917,813

North Carolina (4.0%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, MBIA, 7s, 1/1/13	AAA/P	11,680,000	12,853,022
Ser. D, 6 3/4s, 1/1/26	Baa1	5,000,000	5,170,950
AMBAC, 6s, 1/1/18	AAA/P	7,000,000	7,640,080
Ser. A, 5 3/4s, 1/1/26	Baa1	5,000,000	5,063,550
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	AA/P	975,000	986,963
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(United Methodist Home), 7 1/8s, 10/1/23 (Prerefunded)	BB+/P	3,000,000	3,198,270
(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32
(Prerefunded)	AAA/P	3,000,000	3,349,590
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	244,370
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.)
Ser. B, 6 1/2s, 1/1/20	A2	11,000,000	11,464,530
Ser. A, 5 1/2s, 1/1/13	A2	200,000	211,892
			50,183,217

Ohio (6.1%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38 (FWC)	A1	5,000,000	4,834,800
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,

Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,735,820
5 3/4s, 6/1/34	BBB	34,100,000	29,273,145
5 1/8s, 6/1/24	BBB	5,375,000	4,861,150
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	600,000	657,390
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	4,250,000	4,428,160
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 1.99s, 1/1/16	VMIG1	2,800,000	2,800,000
Franklin Cnty., Rev. Bonds (Online Computer Library
Ctr.), 5s, 4/15/11	A	500,000	519,565
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, MBIA, 5s, 12/1/28	AA	6,130,000	6,286,254
Lorain Cnty., Hosp. Rev. Bonds
(Catholic Hlth. Care Refurbish & Impt.), Ser. A,
5 1/4s, 10/1/33	AA-	750,000	725,498
(Catholic), Ser. C-2, FSA, 5s, 4/1/24	Aaa	5,000,000	5,120,850
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.)
5 1/4s, 5/15/21	A-	1,000,000	953,060
5 1/4s, 5/15/18	A-	625,000	617,856
5 1/4s, 5/15/14	A-	1,350,000	1,380,659
Midview, Local School Dist. COP (Elementary School
Bldg. Fac.), 5 1/4s, 11/1/30	A	3,500,000	3,556,210
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	AAA/P	1,000,000	1,077,510
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College)
5.05s, 7/1/16	A1	1,000,000	1,060,700
4.95s, 7/1/15	A1	5,300,000	5,591,341
OH State Higher Edl. Fac. Rev. Bonds (Case Western
Reserve U.), 5 1/2s, 10/1/22 (Prerefunded)	AA-	1,000,000	1,086,410
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	AA	500,000	511,265
			77,077,643

Oklahoma (0.6%)
Grand River Dam Auth. Rev. Bonds, Ser. A, FSA, 5s,
6/1/12	Aaa	250,000	263,683
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	525,000	547,213
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan), Ser. B, 4.2s, 9/1/25	Aaa	745,000	710,335
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29 (Prerefunded)	AA	3,470,000	3,625,491
5 3/4s, 8/15/29 (Prerefunded)	AAA	2,530,000	2,643,369
			7,790,091

Oregon (0.1%)
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. J, 4.7s, 7/1/30	Aa2	1,590,000	1,579,983

Pennsylvania (3.1%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(UPMC Hlth.), Ser. B, MBIA, 6s, 7/1/24	AAA/P	2,210,000	2,519,754
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	4,750,000	3,921,505
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30	AA	150,000	155,081
5 1/2s, 12/1/30 (Prerefunded)	AA	850,000	904,910
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	3,350,000	3,426,447
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24 (Prerefunded)	AAA/P	500,000	577,020
Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian
Homes Oblig.), Ser. A
5 1/4s, 1/1/19	BBB+	1,465,000	1,446,409
5.15s, 1/1/18	BBB+	665,000	657,140
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aaa	5,500,000	5,700,145
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5 1/2s, 3/15/38	BBB	1,275,000	1,231,497
Greater Johnstown, School Dist. G.O. Bonds, Ser. B,
MBIA, 5 1/2s, 8/1/17	AA	1,250,000	1,327,725
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5.15s, 3/15/20 (Prerefunded)	AAA/P	50,000	53,938
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,800,000	1,761,552
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	BBB+	2,000,000	1,812,880
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	3,250,000	2,981,453
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	2,750,000	2,634,088
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	1,003,930
PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds,
Ser. A, 6.4s, 1/1/09	B+	3,100,000	3,113,609
Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/10 (Prerefunded)	AAA/P	1,485,000	1,567,536
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds

(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	5,415,577	542
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. B,
FGIC, 5 1/4s, 11/1/14	A3	500,000	525,190
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A	330,000	336,062
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,306,513
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	501,395
York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	AA	485,000	500,084
			39,966,405

Puerto Rico (3.5%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	240,000	222,185
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, MBIA, 6s, 7/1/27	AA	500,000	528,875
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	3,000,000	3,137,610
Ser. A, 6s, 7/1/44	Baa3	3,400,000	3,532,022
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	4,850,000	4,929,201
Ser. RR, FGIC, 5s, 7/1/23	A3	4,395,000	4,349,292
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds
Ser. AA, 5s, 12/1/16	BBB	3,295,000	3,360,603
Ser. B, 5s, 12/1/13	BBB	250,000	255,333
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K
5s, 7/1/17	BBB+	2,900,000	2,934,104
5s, 7/1/13	BBB+	500,000	509,950
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	259,625
(Auxilio Mutuo Oblig. Group), Ser. A, MBIA, 6 1/4s,
7/1/16	AA	3,800,000	3,809,234
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5 1/4s, 8/1/24	Baa3	750,000	753,045
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. N, Cmnwlth. of PR Gtd.
5 1/2s, 7/1/27	Baa3	2,000,000	2,028,320
5 1/2s, 7/1/23	Baa3	11,235,000	11,466,553
5 1/2s, 7/1/19	Baa3	750,000	779,648
Cmnwlth. of PR, Pub. Fin. Corp. Rev. Bonds, Ser. A
AMBAC, 5 1/4s, 8/1/30	AA	175,000	176,467
MBIA, 5 1/4s, 8/1/29	AA	500,000	504,190
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	AA	350,000	45,994
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,000,000	980,610
			44,562,861

South Carolina (1.5%)
Berkeley Cnty., School Dist. Rev. Bonds (Installment
Lease Securing Assets for Ed.), 5 1/8s, 12/1/30	A3	5,000,000	4,892,200
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med.
Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,500,000	2,582,625
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	500,000	561,095
SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2,
AMBAC, 5s, 7/1/35	Aa1	1,650,000	1,638,005
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	AAA/P	800,000	898,968
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,233,781
Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	135,000	149,382
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B, 6 3/8s, 5/15/30 (Prerefunded)	BBB	7,000,000	7,421,540
			19,377,596

South Dakota (0.9%)
Brookings, COP, AMBAC, 5 1/4s, 12/1/19 (SEG)	AA	3,445,000	3,531,366
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.55s, 5/1/18	AAA	1,000,000	1,006,140
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prairie Lakes Hlth. Care), 5.65s, 4/1/22	Baa1	1,110,000	1,103,606
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	AA-	2,500,000	2,499,800
(Sanford Hlth.), 5s, 11/1/27	AA-	2,500,000	2,409,800
(Sanford Hlth.), 5s, 11/1/21	AA-	1,260,000	1,265,267
			11,815,979

Tennessee (2.1%)
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	Baa1	3,000,000	3,590,040
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/33 (Prerefunded)	Aaa	1,250,000	1,475,275
7 1/2s, 7/1/25 (Prerefunded)	Baa1	5,000,000	5,901,100
5 1/2s, 7/1/36	Baa1	5,000,000	4,643,800
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal
Express Corp.), 5.05s, 9/1/12	Baa2	2,000,000	2,023,040

Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	310,000	347,619
6 1/2s, 9/1/26 (Prerefunded)	AAA	190,000	213,057
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A
5 1/4s, 9/1/24	Aa3	4,375,000	4,114,206
5 1/4s, 9/1/20	Aa3	5,000,000	4,876,850
			27,184,987

Texas (13.9%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	715,000	722,207
5 7/8s, 11/15/18	BB-/P	4,250,000	4,225,223
Aldine, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG
5s, 2/15/25	Aaa	2,000,000	2,066,340
5s, 2/15/24	Aaa	2,000,000	2,073,580
Angleton, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG
5s, 2/15/30	Aaa	4,095,000	4,131,896
5s, 2/15/29	Aaa	3,895,000	3,941,000
Brazoria Cnty., Brazos River Harbor Naval Dist. (Dow
Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	1,070,000	942,242
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	A3	3,450,000	3,417,846
Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/24	Aaa	625,000	645,731
Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	AA	10,500,000	10,364,130
Dallas, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/21	Aaa	12,500,000	12,806,500
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/29	Aaa	1,035,000	1,046,043
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	1,500,000	1,511,190
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	900,000	950,391
Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s,
12/1/30 (Prerefunded)	Aaa	1,000,000	1,065,000
Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FSA
zero %, 12/1/27 (Prerefunded)	Aaa	1,520,000	552,718
zero %, 12/1/22 (Prerefunded)	Aaa	10,920,000	5,337,150
La Porte, Indpt. School Dist. G.O. Bonds
(Schoolhouse), AGO, 5s, 2/15/26	Aaa	570,000	582,785
Laredo, Intl., Toll Bridge Rev. Bonds, Ser. B, FSA,
5s, 10/1/16	Aaa	750,000	805,013
Leander, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, zero %, 8/15/19	AAA	5,000,000	2,893,900
Lower CO River Auth. Rev. Bonds
5 3/4s, 5/15/37	A1	1,200,000	1,225,812
5 3/4s, 5/15/28	A1	5,000,000	5,165,500
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	3,630,000	3,695,267
Matagorda Cnty., Navigation Dist. TX Poll. Control
Mandatory Put Bonds (Dist. No. 1 AEP Texas Central
Co.), 5 1/8s, 6/1/11	Baa2	250,000	250,690
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	840,000	867,888
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	Aaa	1,750,000	1,822,188
North TX Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	7,700,000	8,092,216
Ser. A, 5 5/8s, 1/1/33	A2	4,750,000	4,765,580
Ser. A, MBIA, 5 1/8s, 1/1/28	AA	5,000,000	5,054,300
Ser. D, AGO, zero %, 1/1/28	Aaa	11,620,000	4,096,747
Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	1,705,000	1,740,021
Paris, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 5s, 2/15/25	Aaa	1,000,000	1,029,580
Pflugerville, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/27	Aaa	6,545,000	6,691,804
Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/29	Aaa	1,705,000	1,723,192
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,567,400
San Antonio, Arpt. Syst. Rev. Bonds, FSA, 5 1/4s,
7/1/32	Aaa	1,415,000	1,375,522
Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/24	Aaa	500,000	511,515
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5 1/4s, 11/15/27	A-	1,000,000	919,000
5 1/4s, 11/15/22	A-	2,500,000	2,404,700
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	AA	1,870,000	1,963,818
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/26	A1	5,000,000	4,344,200
TX State G.O. Bonds (Trans. Comm. Mobility Fund),
4 3/4s, 4/1/27	AA/P	5,000,000	4,950,700
TX State Rev. Bonds, 6.2s, 9/30/11	AA/P	20,800,000	22,301,344
TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev.

Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC
Coll., GNMA Coll., FNMA Coll., 5.6s, 2/1/39	Aaa	1,981,645	1,996,983
TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines
Co.), 7 3/8s, 10/1/20	Aa1	6,500,000	8,104,200
TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk.
Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	AA	1,000,000	1,013,140
TX State, Trans. Comm. Rev. Bonds, 5s, 4/1/26	AAA	7,585,000	7,775,308
Victoria, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/24	Aaa	3,375,000	3,474,833
Victoria, Util. Syst. Rev. Bonds, AMBAC, 5s, 12/1/27	AA	3,960,000	3,995,363
White Settlement, Indpt. School Dist. G.O. Bonds
(School Bldg.), PSFG, zero %, 8/15/13	AAA	2,775,000	2,278,525
			176,278,221

Utah (0.6%)
Salt Lake City, Hosp. Rev. Bonds
(IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15 (Prerefunded)	AAA	4,450,000	5,128,225
AMBAC, 6 3/4s, 5/15/20 (Prerefunded)	Aa2	2,000,000	2,004,000
			7,132,225

Vermont (0.1%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, FSA, 5s, 11/1/34	Aaa	705,000	703,773
FRN (Single Fam.), Ser. 23, FSA, 5s, 5/1/34	Aaa	855,000	850,716
			1,554,489

Virgin Islands (--%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	BBB+	250,000	244,005

Virginia (2.3%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	4,750,000	4,806,668
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA,
5.929s, 8/23/27	Aaa	20,000,000	21,975,800
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,467,795
Roanoke, Indl. Dev. Auth. Hosp. VRDN (Carilion Hlth.
Syst.), Ser. C-2, FSA, 2.10s, 7/1/27	VMIG1	855,000	855,000
			29,105,263

Washington (3.0%)
Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1
Production Syst.), FGIC
5s, 9/1/25	A3	695,000	681,614
5s, 9/1/24	A3	615,000	606,249
Everett, Pub. Fac. Dist. Ltd. Sales Tax & Interlocal
Rev. Bonds, Ser. A
5s, 12/1/23	A	525,000	528,108
5s, 12/1/22	A	1,050,000	1,060,164
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,155,000	2,148,427
6 1/2s, 6/1/26	BBB	3,410,000	3,455,387
WA State G.O. Bonds
Ser. D, FSA, 5s, 1/1/28	Aaa	8,320,000	8,467,597
(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aa1	5,270,000	5,404,280
Ser. A, FSA, 5s, 7/1/23	Aaa	10,035,000	10,343,877
WA State Hlth. Care Fac. Auth. Rev. Bonds
Ser. C, Radian Insd., 5 3/8s, 8/15/28	A	1,850,000	1,842,008
(Kadlec Med. Ctr.), Ser. A, 5s, 12/1/21	Aaa	3,000,000	3,087,030
WA State Hsg. Fin. Comm. Rev. Bonds (Single Family
Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa	1,090,000	1,085,575
			38,710,316

West Virginia (1.2%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	AA	6,200,000	6,206,014
Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds
(Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa2	5,400,000	5,071,518
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/22	Baa2	2,000,000	1,990,060
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	2,500,000	2,371,100
			15,638,692

Wisconsin (1.0%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	1,000,000	1,019,360
6 3/8s, 6/1/32	BBB	10,615,000	10,439,109
Wilmot, Unified High School Dist. G.O. Bonds, Ser. B,
FSA, 5s, 3/1/24	Aaa	1,000,000	1,036,930
			12,495,399

Wyoming (0.3%)
WY Muni. Pwr. Agcy. Rev. Bonds (Pwr. Supply), Ser. A,
5 1/2s, 1/1/33	A2	1,410,000	1,417,247
WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A,
5 1/2s, 1/1/38	A2	2,800,000	2,804,088

		4,221,335

Total municipal bonds and notes (cost $1,233,363,380)		$1,253,484,936

PREFERRED STOCKS (1.0%)(a)
	Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.	4,000,000	$4,113,280
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.	6,000,000	6,161,940
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.	2,000,000	2,126,480

Total preferred stocks (cost $12,000,000)		$12,401,700

TOTAL INVESTMENTS

Total investments (cost $1,245,363,380) (b)		$1,265,886,636

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	479	$54,568,578	Sep-08	$(58,070)

NOTES

(a) Percentages indicated are based on net assets of $1,271,218,047.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,244,868,530, resulting in gross unrealized appreciation and depreciation of $48,309,889 and $27,291,783, respectively, or net unrealized appreciation of $21,018,106.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(FWC) Forward commitments, in part or in entirety.

(F) Is valued at fair value following procedures approved by the Trustees.

At June 30, 2008, liquid assets totaling $5,562,360 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at June 30, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at June 30, 2008 (as a percentage of net assets):

Healthcare	26.3%
Utilities	16.6
State government	14.7
Local government	11.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008